Trade receivables (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current trade receivables
Total current trade receivables	$ 8,636	$ 7,577
Non-current trade receivables
Non-current trade receivables	12	208
Total trade receivables, net	8,648	7,785
Fixed and mobile services
Current trade receivables
Total current trade receivables	9,232	8,210
Non-current trade receivables
Non-current trade receivables	12	208
Accumulated impairment
Current trade receivables
Total current trade receivables	$ (596)	$ (633)